Note 9 - Advances from Federal Home Loan Bank (Detail) - Advances from Federal Home Loan Bank (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 64,000,000	$ 60,000,000
February 2012 [Member]
Rate	0.0014
Balance		4,000,000
March 2012 [Member]
Rate	0.0014
Balance		4,000,000
January 2013 (Member)
Rate	0.0018
Balance	7,000,000
February 2013 (Member)
Balance	5,000,000
September 2013 [Member]
Rate	0.0475
Balance		10,000,000
June 2014 [Member]
Rate	0.0392
Balance		2,000,000
July 2015 (Member)
Rate	0.0232
Balance	10,000,000
July 2015 - 2 (Member)
Rate	0.0291
Balance	2,000,000
October 2016 [Member]
Rate	0.0425
Balance	5,000,000	5,000,000
November 2016 [Member]
Rate	0.0408
Balance	5,000,000	5,000,000
January 2017 [Member]
Rate	0.0435
Balance	5,000,000	5,000,000
January 2017 4.40% [Member]
Rate	0.0440
Balance	5,000,000	5,000,000
January 2017, 4.46% [Member]
Rate	0.0446
Balance	5,000,000	5,000,000
January 2017, 4.60% [Member]
Rate	0.0460
Balance	5,000,000	5,000,000
March 2018 [Member]
Rate	0.0233
Balance	5,000,000	5,000,000
April 2018 [Member]
Rate	0.0303
Balance	$ 5,000,000	$ 5,000,000